Goodwill and Intangible Assets, Net - Summary of Estimated Future Amortization Expense of Intangible Assets (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
Year ended December 31, 2023	$ 5,112
Year ended December 31, 2024	2,713
Year ended December 31, 2025	379
Intangible Assets, Net	$ 8,204